Benefit plans (Details 4) $ in Millions	Dec. 31, 2024 ARS ($)
Discount Rate: 4% [Member]
IfrsStatementLineItems [Line Items]
Obligation	$ 16,501
Variation	$ 1,412
Percent	9.00%
Discount Rate: 6% [Member]
IfrsStatementLineItems [Line Items]
Obligation	$ 13,888
Variation	$ (1,202)
Percent	(8.00%)
Salary Increase: 0% [Member]
IfrsStatementLineItems [Line Items]
Obligation	$ 13,834
Variation	$ (1,255)
Percent	(8.00%)
Salary Increase: 2% [Member]
IfrsStatementLineItems [Line Items]
Obligation	$ 16,544
Variation	$ 1,455
Percent	10.00%